Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance expense [abstract]
Interest expense - environmental rehabilitation		$ (10.7)	$ (11.7)	$ (11.7)
Unwinding of discount rate on silicosis settlement costs		(1.5)	(1.3)	(2.0)
Interest expense - lease liability (2018: finance lease liabilities)		(22.4)	(18.6)	(0.2)
Interest expense - borrowings		(105.3)	(114.0)	(91.6)
Borrowing costs capitalised	[1]	13.2	43.4	17.5
Total finance expense		$ (126.7)	$ (102.2)	$ (88.0)

[1]	Borrowing costs capitalised of US$13.2 million (2019: US$43.4 million) comprise borrowing costs relating to general borrowings of US$13.2 million (2019: US$31.0 million) and specific borrowings of US$nil (2019: US$12.4 million). The specific borrowings of US$nil (2019: US$12.4 million) relate to the Gruyere project and are included in additions to property, plant and equipment of US$nil (2019: US$612.5 million) (refer note 14).